Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Summary of Changes in Position of Restructuring Liabilities by Segment

The following table presents the changes in the position of restructuring liabilities in 2015 by segment:

	Balance January 1, 2015	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2015

HPMS	14	226	(17)	(1)	12	234
SP	5	8	(6)	—	(1)	6
Corporate and Other	21	5	(23)	(1)	(2)	—

	40	239	(46)	(2)	9	240

(1)	Other changes primarily related to translation differences and internal transfers

The following table presents the changes in the position of restructuring liabilities in 2014 by segment:

	Balance January 1, 2014	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2014

HPMS	46	6	(29)	(4)	(5)	14
SP	31	14	(35)	(4)	(1)	5
Corporate and Other	40	24	(34)	(8)	(1)	21

	117	44	(98)	(16)	(7)	40

(1)	Other changes primarily related to translation differences and internal transfers

Components of Restructuring Charges Less Releases Recorded in Liabilities

The components of restructuring charges less releases recorded in the liabilities in 2015, 2014 and 2013 are as follows:

	2015	2014	2013

Personnel lay-off costs	239	43	10
Other exit costs	27	1	17
Release of provisions/accruals	(2)	(16)	(21)

Net restructuring charges	264	28	6

Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2015	2014	2013

Cost of revenue	18	16	—
Selling, general and administrative	155	3	7
Research & development	91	9	(1)

Net restructuring charges	264	28	6